EMPLOYEE BENEFIT LIABILITIES - Disclosure of principal assumptions underlying the defined benefit plan (Details)	Dec. 31, 2024	Dec. 31, 2023
Principal assumptions underlying the defined benefit plan
Discount rate	5.53%	5.55%
Minimum
Principal assumptions underlying the defined benefit plan
Expected rate of salary increase	2.00%	2.00%
Maximum
Principal assumptions underlying the defined benefit plan
Expected rate of salary increase	5.45%	5.48%